REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE－19 REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In preparing the consolidated financial statements as of and for the financial year ended December 31, 2025, the Company identified an error in its previously issued financial statements related to a mis-computation of the gain from disposal of property and equipment in the financial year ended December 31, 2024, which affected certain line items within the consolidated balance sheets and statements of operations and comprehensive income. The Company assessed the materiality of the misstatement both quantitatively and qualitatively in accordance with ASC 250, Accounting Changes and Error Corrections, and determined the correction of this error to be immaterial to the prior period financial statements taken as a whole and, therefore, amending the previously filed report to correct the error was not required. The Company has corrected the error by revising the comparative financial statements and adjusting the prior period financial information as summarized below and has added disclosure of the error in the notes to the consolidated financial statements.

	Financial Year ended December 31, 2024
	As previously reported	Revision	As revised
	$’000	$’000	$’000
Consolidated balance sheets
Property and equipment, net	14,687	(62)	14,625
Retained earnings	650	(62)	588

Consolidated Statements of Operations and Comprehensive Income
Gain from disposal of property and equipment	121	(62)	59
Income before income taxes	605	(62)	543